SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
SHAREHOLDERS' EQUITY

NOTE 12

SHAREHOLDERS’ EQUITY

Stock-Based Compensation

The company’s stock-based compensation generally includes stock options, restricted stock units (RSUs), performance share units (PSUs) and purchases under the company’s employee stock purchase plan. Shares issued relating to the company’s stock-based plans are generally issued out of treasury stock.

Approved in 2015, the Baxter International Inc. 2015 Incentive Plan provided for 35 million additional shares of common stock available for issuance with respect to awards for participants. As of December 31, 2017, approximately 36 million authorized shares are available for future awards under the company’s stock-based compensation plans.

Stock Compensation Expense

Stock compensation expense was $107 million, $115 million and $126 million in 2017, 2016 and 2015, respectively. The related tax benefit recognized was $31 million in 2017, $34 million in 2016 and $38 million in 2015.

Stock compensation expense is recorded at the corporate level and is not allocated to the segments. Approximately 70% of stock compensation expense is classified in marketing and administrative expenses, with the remainder classified in cost of sales and R&D expenses. Costs capitalized in the consolidated balance sheets at December 31, 2017 and 2016 were not material.

Stock compensation expense is based on awards expected to vest, and therefore has been reduced by estimated forfeitures.

Stock Options

Stock options are granted to employees and non-employee directors with exercise prices equal to 100% of the market value on the date of grant. Stock options granted to employees generally vest in one-third increments over a three-year period. Stock options granted to non-employee directors generally vest immediately on the grant date and are issued with a six-month claw-back provision. Stock options typically have a contractual term of 10 years. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the substantive vesting period.

The fair value of stock options is determined using the Black-Scholes model. The weighted-average assumptions used in estimating the fair value of stock options granted during each year, along with the weighted-average grant-date fair values, were as follows:

years ended December 31	2017	2016	2015
Expected volatility	19%	20%	20%
Expected life (in years)	5.5	5.5	5.5
Risk-free interest rate	2.1%	1.4%	1.7%
Dividend yield	1.0%	1.2%	2.9%
Fair value per stock option	$10	$7	$9

The following table summarizes stock option activity for the year ended December 31, 2017 and the outstanding stock options as of December 31, 2017.

(options and aggregate intrinsic values in thousands)	Options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	33,076	$35.73
Granted	5,822	$51.42
Exercised	(9,031)	$33.80
Forfeited	(1,605)	$41.81
Expired	(54)	$34.25
Outstanding as of December 31, 2017	28,208	$39.25	6.2	$715,900
Vested or expected to vest as of December 31, 2017	27,712	$39.07	6.1	$708,533
Exercisable as of December 31, 2017	16,364	$35.51	4.8	$476,756

The aggregate intrinsic value in the table above represents the difference between the exercise price and the company’s closing stock price on the last trading day of the year. The total intrinsic value of options exercised in 2017, 2016 and 2015 were $203 million, $162 million and $43 million, respectively.

As of December 31, 2017, $55 million of unrecognized compensation cost related to stock options is expected to be recognized as expense over a weighted-average period of approximately 1.8 years.

RSUs

RSUs are granted to employees and non-employee directors. RSUs granted to employees generally vest in one-third increments over a three-year period. RSUs granted to non-employee directors generally vest immediately on the grant date and are issued with a six-month claw-back provision. The grant-date fair value, adjusted for estimated forfeitures, is recognized as expense on a straight-line basis over the substantive vesting period. The fair value of RSUs is determined based on the number of shares granted and the close price of the company’s common stock on the date of grant.

The following table summarizes nonvested RSU activity for the year ended December 31, 2017.

(share units in thousands)	Share units	Weighted- average grant-date fair value
Nonvested RSUs as of January 1, 2017	2,698	$32.90
Granted	1,145	$55.11
Vested	(1,355)	$29.84
Forfeited	(287)	$38.41
Nonvested RSUs as of December 31, 2017	2,201	$45.65

As of December 31, 2017 $65 million of unrecognized compensation cost related to RSUs is expected to be recognized as expense over a weighted-average period of approximately 2.0 years. The weighted-average grant-date fair value of RSUs granted in 2017, 2016 and 2015 was $55.11, $40.32 and $66.65, respectively. The fair value of RSUs vested in 2017, 2016 and 2015 was $88 million, $50 million and $73 million, respectively.

PSUs

The company’s annual equity awards stock compensation program for senior management includes the issuance of PSUs based on adjusted operating margin as well as stock performance relative to the company’s peer group. Fifty percent of the PSUs granted 2015 were based on return on invested capital (ROIC) instead of adjusted operating margin. The vesting condition for adjusted operating margin or ROIC PSUs is set at the beginning of the year for each tranche of the award during the three-year service period. Compensation cost for the adjusted operating margin or ROIC PSUs is measured based on the fair value of the awards on the date that the specific vesting terms for each tranche of the award are established. The fair value of the awards is determined based on the quoted price of the company’s stock on the grant date for each tranche of the award. The compensation cost for adjusted operating margin or ROIC PSUs is adjusted at each reporting date to reflect the estimated probability of achieving the vesting condition.

The fair value for PSUs based on stock performance relative to the company’s peer group is determined using a Monte Carlo model. The assumptions used in estimating the fair value of these PSUs granted during the period, along with the grant-date fair values, were as follows:

years ended December 31	2017	2016	2015
Baxter volatility	19%	20%	19%
Peer group volatility	16%-54%	17%-51%	16%-38%
Correlation of returns	0.19-0.58	0.22-0.73	0.24-0.55
Risk-free interest rate	1.6%	1.0%	1.1%
Fair value per PSU	$69	$51	$46

Unrecognized compensation cost related to all unvested PSUs of $23 million at December 31, 2017 is expected to be recognized as expense over a weighted-average period of 1.7 years.

The following table summarizes nonvested PSU activity for the year ended December 31, 2017.

(share units in thousands)	Share units	Weighted- average grant-date fair value
Nonvested PSUs as of January 1, 2017	278	$46.82
Granted	461	$62.22
Vested	(194)	$34.35
Forfeited	(85)	$52.31
Nonvested PSUs as of December 31, 2017	460	$66.50

Realized Excess Income Tax Benefits and the Impact on the Statements of Cash Flows

Realized excess tax benefits associated with stock compensation are presented in the consolidated statements of cash flows as an inflow within the operating section for 2017 and as an inflow within the financing section in 2016 and 2015, respectively. Realized excess tax benefits from stock-based compensation related to continuing operations were $56 million, $39 million and $7 million in 2017, 2016 and 2015, respectively.

Employee Stock Purchase Plan

Nearly all employees are eligible to participate in the company’s employee stock purchase plan. The employee purchase price is 85% of the closing market price on the purchase date.

The Baxter International Inc. Employee Stock Purchase Plan provides for 10 million shares of common stock available for issuance to eligible participants, of which approximately four million shares were available for future purchases as of December 31, 2017.

During 2017, 2016, and 2015, the company issued approximately 0.8 million, 1.0 million and 1.1 million shares, respectively, under the employee stock purchase plan. The number of shares under subscription at December 31, 2017 totaled approximately 1 million.

Cash Dividends

Total cash dividends declared per common share for 2017, 2016, and 2015 were $0.61, $0.51 and $1.27, respectively.

A quarterly dividend of $0.13 per share ($0.52 on an annualized basis) was declared in February 2017 and was paid in April 2017. Quarterly dividends of $0.16 per share ($0.64 on an annualized basis) were declared in May and July of 2017 and were paid in July and October of 2017, respectively. Baxter’s board of directors declared a quarterly dividend of $0.16 per share in November of 2017, which was paid in January of 2018.

Stock Repurchase Programs

As authorized by the board of directors, the company repurchases its stock depending on the company’s cash flows, net debt level and market conditions. The company repurchased 9.2 million shares for $564 million in cash in 2017 and 6.3 million shares for $287 million in cash in 2016. The company did not repurchase shares in 2015. In July 2012, the board of directors authorized the repurchase of up to $2 billion of the company’s common stock. The board of directors increased this authority by an additional $1.5 billion in each of November 2016 and February 2018. $1.1 billion of purchase authority remained available as of December 31, 2017.  After giving effect to the February 2018 approval and 2018 share repurchases, $2.3 billion of repurchase authority remained available as of February 20, 2018.